Segment information - Segment reported EBITDA to segment operating income and segment investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total investments	€ 7,778	€ 7,570	€ 8,583
Other intangible assets	1,895	1,893	3,007
Tangible assets	5,883	5,677	5,576
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Total investments	384	406	360
Operating segments [member] | Enterprise, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	275	285	248
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Total investments	316	284	333
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	€ 312	€ 280	€ 329